F3 Financial assets, non-current	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
F3 Financial assets, non-current

Financial assets, non-current

Financial assets, non-current
	2023			2022
	Other investments in shares and participations	Interest- bearing securities, non-current	Other financial assets, non-current 1)	Other investments in shares and participations	Interest- bearing securities, non-current	Other financial assets, non-current 1)
Opening balance	2,074	9,164	6,839	2,258	30,626	6,217
Additions	206	12,887	1,899	218	13,583	1,249
Disposals/repayments/deductions	–2	–4,127	–816	–205	–29,523	–481
Amortization	–	–	–457	–	–	–288
Change in value in funded pension plans 2)	–	–	–1,033	–	–	244
Revaluation	–185	269	–	–205	262	85
Reclassification	–	–8,262	–65	–	–5,784	–542
Translation differences	–2	–	–17	8	–	355
Closing balance	2,091	9,931	6,350	2,074	9,164	6,839

1)	Includes items such as pension surplus assets, tax credit receivables, deferred sales commissions and loans to associates.
2)	This amount includes asset ceiling. For further information, see note G1 “Post-employment benefits.”